MERGER WITH SUPPORT (Tables)	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Summary of The Estimated Value of The Consideration Paid
The following table summarizes the estimated value of the consideration paid (purchase price):

$ in thousands, except per share amount
Support common stock exchanged	25,745,487
Exchange ratio	0.115

Greenidge Class A common stock exchanged	2,960,731
Greenidge common stock value per share	$31.71

Consideration paid	$93,885

Summary of The Preliminary Allocation of The Purchase Price to The Identifiable Assets Acquired and Liabilities	The following table summarizes the preliminary allocation of the purchase price to the identifiable assets acquired and liabilities assumed by Greenridge, with the excess of the purchase price over the fair value of Support’s net assets recorded as goodwill. As previously discussed, allocations of the acquisition price are based on preliminary estimates and assumptions and the final determination of the fair values may result in further adjustments to the values presented in the following table:

$ in thousands
Cash and cash equivalents	$27,113
Short-term investments	496
Accounts receivable	5,383
Prepaid expenses and other current assets	713
Property and equipment	1,349
Other long-term assets	383
Accounts payable	(117)
Accrued expenses and other current liabilities	(3,328)
Other long-term liabilities	(242)
Intangible assets	22,690
Deferred tax liability	(6,904)
Goodwill	46,349

Total consideration	$93,885

Summary of Identifiable Intangible Assets Determined on a Preliminary Basis	Following is a summary of identifiable intangible assets determined on a preliminary basis and is subject to adjustment during the measurement period, which could be material:

$ in thousands
Identifiable Intangible Asset	Useful Life	Fair Value
Customer relationships	5 years	$21,600
Tradename	10 years	1,090

Total identifiable intangible assets		$22,690

Summary of Supplemental Pro Forma Financial Information	The unaudited pro forma financial information reflects certain adjustments related to the acquisition, such as:
•	Conforming the accounting policies of Support to those applied by Greenidge;

•	Recording certain incremental expenses resulting from purchase accounting adjustments, such as amortization expense in connection with fair value adjustments to intangible assets; and

•	Recording the related tax effects of pro forma adjustments.

	Three Months Ended September 30,		Nine Months Ended September 30,
$ in thousands	2021	2020	2021	2020
Revenues	$42,448	$16,461	$87,830	$47,258
Net (loss) income	$(11,783)	$(1,646)	$(12,602)	$(6,274)